Label	Element	Value
American Funds Retirement Income Portfolio - Enhanced SM
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001640102_SupplementTextBlock
American Funds Retirement Income Portfolio SeriesSM Prospectus Supplement November 27, 2015 (for prospectus dated November 1, 2015)

The "Fees and expenses of the fund" section of the prospectus for each of the funds listed below is amended by replacing the cumulative estimated expense example tables under the heading "Example" with the updated tables set forth below:

American Funds Retirement Income Portfolio – Enhanced

Risk/Return [Heading]	rr_RiskReturnHeading	American Funds Retirement Income Portfolio - Enhanced SM
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Keep this supplement with your prospectus.
American Funds Retirement Income Portfolio - Enhanced SM | Class A
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 647
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	837
American Funds Retirement Income Portfolio - Enhanced SM | Class B
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	649
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	900
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	149
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	500
American Funds Retirement Income Portfolio - Enhanced SM | Class C
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	248
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	497
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	148
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	497
American Funds Retirement Income Portfolio - Enhanced SM | Class F-1
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	78
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	282
American Funds Retirement Income Portfolio - Enhanced SM | Class F-2
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	52
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	203
American Funds Retirement Income Portfolio - Enhanced SM | Class R-1
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	155
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	518
American Funds Retirement Income Portfolio - Enhanced SM | Class R-2
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	167
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	555
American Funds Retirement Income Portfolio - Enhanced SM | Class R-2E
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	126
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	485
American Funds Retirement Income Portfolio - Enhanced SM | Class R-3
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	126
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	432
American Funds Retirement Income Portfolio - Enhanced SM | Class R-4
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	263
American Funds Retirement Income Portfolio - Enhanced SM | Class R-5
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	46
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	184
American Funds Retirement Income Portfolio - Enhanced SM | Class R-6
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	44
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	177
American Funds Retirement Income Portfolio - Enhanced SM | Class R-5E
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	56
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 215